Subordinated indebtedness (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Terms of Subordinated Indebtedness

$ millions, as at October 31								2025		2024
				Earliest date redeemable
Interest rate %		Contractual maturity date		At greater of Canada Yield Price (1) and par	At par	Denominated in foreign currency	Par value	Carrying value (2)	Par value	Carrying value (2)
8.70		May 25, 2029	(3)				$25	$30	$25	$31
2.01	(4)(5)	July 21, 2030			July 21, 2025		–	–	1,000	979
11.60		January 7, 2031		January 7, 1996			200	192	200	186
1.96	(4)(6)	April 21, 2031			April 21, 2026		1,000	988	1,000	958
10.80		May 15, 2031		May 15, 2021			150	144	150	140
4.20	(4)(7)	April 7, 2032			April 7, 2027		1,000	1,003	1,000	993
8.70		May 25, 2032	(3)				25	33	25	33
5.33	(4)(8)	January 20, 2033			January 20, 2028		1,000	1,011	1,000	1,060
5.35	(4)(9)	April 20, 2033			April 20, 2028		750	765	750	750
8.70		May 25, 2033	(3)				25	34	25	34
5.30	(4)(10)	January 16, 2034			January 16, 2029		1,250	1,293	1,250	1,250
4.90	(4)(11)	June 12, 2034			June 12, 2029		1,000	1,034	1,000	1,000
4.15	(4)(12)	April 2, 2035			April 2, 2030		1,250	1,252	–	–
8.70		May 25, 2035	(3)				25	35	25	35
Floating	(13)	July 31, 2084			July 27, 1990	US$38 million	–	–	53	53
Floating	(14)	August 31, 2085			August 20, 1991	US$10 million	–	–	13	13
							7,700	7,814	7,516	7,515
Subordinated indebtedness sold short (held) for trading purposes							5	5	(50)	(50)
Total subordinated indebtedness							$7,705	$7,819	$7,466	$7,465

(1)	Canada Yield Price: a price calculated at the time of redemption to provide a yield to maturity equal to the yield of a Government of Canada bond of appropriate maturity plus a pre-determined spread.
(2)	Carrying values of fixed-rate subordinated indebtedness notes reflect the impact of interest rate hedges in an effective hedge relationship.
(3)	Not redeemable prior to maturity date.
(4)
Debentures are also subject to a non-viability contingent capital (NVCC) provision, necessary for the Debentures to qualify as Tier 2 regulatory capital under Basel III. As such, the Debentures are automatically converted into common shares upon the occurrence of a Trigger Event as described in the capital adequacy guidelines. In such an event, the Debentures are convertible into a number of common shares, determined by dividing 150% of the par value plus accrued and unpaid interest by the average common share price (as defined in the relevant prospectus supplements) subject to a minimum price of $2.50 per share (subject to adjustment in certain events as defined in the relevant prospectus supplements).

(5)
On July 21, 2025, we redeemed all $
1.0
billion of our 2.01% Debentures due July 21, 2030. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.

(6)
Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at a rate of 0.56% above the three-month Canadian dollar bankers’ acceptance rate or an appropriate alternative rate.

(7)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded Canadian Overnight Repo Rate Average (CORRA) plus 1.69%.
(8)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.37%.
(9)	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.23%.
(1 0 )	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 2.02%.
(1 1 )	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 1.56%.
(1 2 )	Interest rate is fixed at the indicated rate until the earliest date redeemable at par by CIBC and, thereafter, at Daily Compounded CORRA plus 1.72%.
(1 3 )
On January 31, 2025, we redeemed all US$38 million of our Floating Rate Subordinated Capital Debentures due 2084.

In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.

(1 4 )
On February 28, 2025, we redeemed all US$10 million of our Floating Rate Subordinated Capital Debentures due 2085.

In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon.